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Typhon Tactical Managed Futures Strategy Fund
SUMMARY
INVESTMENT OBJECTIVES
The Typhon Tactical Managed Futures Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation and absolute return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Typhon Tactical Managed Futures Strategy Fund Typhon Tactical Managed Futures Strategy Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Typhon Tactical Managed Futures Strategy Fund Typhon Tactical Managed Futures Strategy Fund
Management Fees	1.44%
Distribution and/or Service (12b‑1) Fees	none
Other Expenses	1.38%	[1]
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.84%
Less Fee Waiver and/or Expense Limitation	(1.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.76%
[1]	Other Expenses are estimated for the current fiscal year and include the expenses of the Fund’s consolidated wholly-owned subsidiary. “Other Expenses” does not include the fees paid to the counterparties to the Fund’s swaps, or the management fees, performance fees, and expenses of the trading vehicles or commodity pools (“Underlying Assets”) that serve as the reference asset of the swaps or the management fees associated with the separately managed account (“SMA”). These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table or example, are embedded in the return of the swaps or SMAs and represent an indirect cost of investing in the Fund. Generally, the swap counterparties charge 0.25% of the notional value of the swap, which is estimated to be 100% of the Fund’s assets for the first fiscal year, and 1% on the notional value of the Underlying Investments which are estimated to be an average of 35% of the Fund’s assets for the first fiscal year and the performance fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), range up to 22.5% of the net new trading profits.
[2]	The Fund’s investment advisor, SkyRock Investment Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”) under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses (exclusive of (i) brokerage fees and commissions, (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest expense); (v) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.74% of the average daily net assets of the Fund. This contractual arrangement is in effect through April 30, 2024, unless terminated by the Board of Trustees of the Fund (the “Board” or the “Trustees”) at any time. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through
April 30, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Typhon Tactical Managed Futures Strategy Fund | Typhon Tactical Managed Futures Strategy Fund | USD ($)	179	778	1,403	3,089

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Typhon Tactical Managed Futures Strategy Fund | Typhon Tactical Managed Futures Strategy Fund | USD ($)	179	778	1,403	3,089

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period ended December 31, 2022, the Fund’s portfolio turnover rate was 24.88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by implementing a fixed income strategy and a managed futures strategy. The Fund is designed to attempt to generate higher risk-adjusted returns than the Goldman Sachs Commodity Index (the “GSCI”) by providing exposure to the GSCI by dynamically allocating to indexes tied to the GSCI or a portfolio of futures using a multi-strategy, multi-manager strategy (the Multi-Manager Strategy”) based on whether the index has been increasing or decreasing in value over the last 1-5 months, while layering that exposure with a fixed income strategy.
The Fund will invest, under normal circumstances, approximately 70-75% of the Fund’s assets in fixed income assets (investment grade corporate bonds, high yield corporate bonds, treasuries, and preferred securities). Additionally, the Fund may utilize exchange traded funds (“ETFs”) and/or mutual funds to gain exposure to fixed income securities. The Fund may invest directly or indirectly in “junk bonds,” fixed income securities that are rated below investment grade (securities rated below BBB by Standard & Poor’s (“S&P”) and Baa3 by Moody’s Investor Services, Inc. (“Moody’s”). The Fund expects to invest between 25% and 50% in junk bonds. The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund’s fixed income securities can be of any duration or maturity.
The Advisor manages the Fund’s fixed income strategy. The Advisor’s investment decision making process is based upon independent, fundamental bottom-up research to identify and invest in securities that aim to protect principal, maximize liquidity, and provide risk-adjusted returns that exceed what would have been earned if the assets were held in cash. The Advisor plans to use macro-economic projections, fundamental company and industry analysis, and technical analysis of individual issuers to strategically position the Fund while making tactical adjustments as investing conditions change. When making tactical adjustments and selecting portfolio securities, the Advisor will consider a number of factors, including fundamental and technical analysis to assess the relative risks and reward potential. The Advisor will rely on a combination of third-party research and analytic providers.
Typhon Capital Management, LLC serves as Sub-Advisor to the Fund and manages the Fund’s managed futures strategy. The Fund executes its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest its assets in total return swaps that provide exposure to indexes tied to the GSCI and also invest in a portfolio of futures using a multi-strategy, multi-manager strategy (the “Multi-Manager Strategy”).  The Sub-Advisor is a Commodity Trading Advisor (“CTA”) and Commodity Pool Operator (“CPO”) registered with the United States Commodity Futures Trading Commission.
The Sub-Advisor will use a systematic trading program to manage exposure to the GSCI using a total return swap. This exposure will range from 0% to 100% of the Fund’s net asset value. The main factor determining the GSCI exposure is the program’s determination of whether the value of the GSCI has been increasing over last 1-5 months (an uptrending environment) or has been the same or decreasing over the last 1-5 months (a downtrending environment) using technical indicators (primarily price momentum indicators). The Sub-Advisor will also use the Multi-Manager Strategy to invest in futures with 0% to 150% of the Fund’s overall net asset value. The Fund may be leveraged as a result. The Sub-Advisor’s systematic trading program will generally increase the GSCI exposure relative to the Multi-Manager Strategy in environments when the GSCI is in an uptrending environment and lower the relative exposure when the GSCI is in a downtrending environment as measured by the technical indicators noted above.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Updated performance information will be available online at https://fundinfopages.com/TYPHX.